Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Note 27: - Balances and Transactions with Related Parties

a.	Balances with related parties

	December 31, 2021	December 31, 2020
	U.S. Dollars in thousands

Trade receivable	$1,295	$1,429
Other accounts payables	$101	$129

Note 27: - Balances and Transactions with Related Parties (Cont.)

b.	Transactions with employed/directors that accounts as related parties

	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands

Salary and related expenses to those employed by the Company or on its behalf	$-	$-	$311

Remuneration of directors not employed by the Company or on its behalf	$487	$506	$363

Number of People to whom the Salary and remuneration Refer:

Related and related parties employed by the Company or on its behalf	-	-	2
Directors not employed by the Company	9	9	7

Total Directors employed and not employed by the Company	9	9	9

c.	Transactions with key executive personnel (including non-related parties)

	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands

Short-term benefits	$2,791	$3,237	$3,157
Share-based payment	255	457	506
Total	$3,046	$3,694	$3,663

d.	Transactions with related parties

	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands
Revenues	$5,356	$3,899	$2,566
Cost of Goods Sold	$51	$255	$13
Selling and marketing expenses	$0	$0	$257
General and administrative expenses	$227	$522	$447

e.	Terms of Transactions with Related Parties

Sales to related parties are conducted at market prices. Open account that have yet to be repaid by the end of the year by a related party bear no interest and their settlement will be in cash and certain balances are guaranteed by letter of credit. For the years ended December 31, 2021, 2020 and 2019, the Company recorded no allowance for doubtful accounts for trade receivable from related parties.

1.	On May 26, 2011, the Company entered into an amended agreement with Tuteur SACIFIA (“Tuteur”), a company registered in Argentina, currently under the control of the Hahn family. Such amended agreement revises and replaces the distribution agreement signed in 2001 between the Company and Tuteur in connection with the distribution of GLASSIA in Argentina and Paraguay. The amended agreement was made as an arm’s length transaction. On August 19, 2014, the Company entered into a subsequent amendment to the agreement, pursuant to which, the Company granted Tuteur distribution right in Argentina for its KAMRHO(D) product. In addition the distribution territory and expanded to include Bolivia.

Pursuant to the distribution agreement, Tuteur serves as the exclusive distributor of GLASSIA and KAMRHO(D), in Argentina, Paraguay and Bolivia. In 2016 the Board of Directors approved a marketing contribution funding to Tuteur for reimbursement of costs associated with marketing activities aimed to locating new patients and increasing the overall number of patients treated with GLASSIA in Argentina. Such funding was paid by the Company in each of 2016 and 2017. In addition, in 2016 and in 2017 the Board of Directors approved extending a price discount for KAMRHO(D) to Tuteur.

During 2018, a third amendment to the agreement was executed, which was effective as of July 1, 2018, pursuant to which the Company extended a price discount for GLASSIA. Pursuant to the third amendment Tuteur was obligated to issue bank guarantees to cover any future outstanding debt due to supply of products by the Company to Tuteur.

In May 2020, the Company and Tuteur entered into new agreement pursuant to which Tuteur serves as the exclusive distributor of GLASSIA and KAMRHO(D) IM and IV in Argentina, Paraguay, Bolivia and Uruguay. The agreement includes minimum annual purchase commitments by Tuteur for an initial 12 month period, with respect to sales of any products in territories where registration has been completed, commencing as of the effective date of the agreement and with respect to sale of any products in the other territories, commencing the first year following the registration of any such product in the applicable territory.

2.	On July 29, 2015 the Company entered into a distribution agreement with Khairi S.A. (“Khairi”), a company held, inter alia, by Mr. Leon Recanati, which was at the time the Chairman of the Company’s Board of Directors, and Mr. Jonathan Hahn, a director of the Company and his siblings, for the distribution of GLASSIA and KAMRHO(D) in Uruguay. The distribution agreement with Khairi was an arm’s length transaction. For the years ended on December 31, 2019, 2020 and 2021 there were no sales of product by the Company to Khairi. The agreement was expired on December 31, 2020.

3.	FIMI Opportunity Fund 6, L.P. and FIMI Israel Opportunity Fund 6, Limited Partnership (the “FIMI Funds”) purchased on November 21, 2019 5,240,956 ordinary shares at a price of $6.00, representing 12.99%. On February 10, 2020, the Company closed a private placement with FIMI Opportunity Fund 6, L.P. and FIMI Israel Opportunity Fund 6, Limited Partnership (the “FIMI Funds”), a then 12.99% stockholder of the Company. Pursuant to the private placement the Company issued 4,166,667 ordinary shares at a price of $6.00 per share, for an aggregate gross proceeds of $25,000 thousands. Upon closing of the private placement, the FIMI Funds ownership represents approximately 21% of the Company’s outstanding shares. Concurrently, the Company entered into a registration rights agreement with the FIMI Funds, pursuant to which the FIMI Funds are entitled to customary demand registration rights (effective six months following the closing of the transaction) and piggyback registration rights with respect to all shares held by FIMI Funds. Mr. Ishay Davidi, Ms. Lilach Asher Topilsky and Mr. Amiram Boehm, members of our board of directors, are executives of the FIMI Funds.

The following Israeli entities: Amnir recycling industries Ltd., Grafity office equipment marketing, G-one security solutions, Carmel Frenkel IND, and Oxygen & Argon works Ltd, Spider solutions ltd, Emet e&m computing who are controlled by or affiliated with the FIMI Funds, are currently engaged by the Company for the provision of certain services relating to its continuous operations in non-material amounts and in market prices.

f.	CEO employment terms

On March 2020 the Company’s shareholders approved an amendment to the employment terms of the Company’s CEO, pursuant to which, the monthly gross salary will increased to NIS 88,000 (or $25,462), effective as July 1, 2019. On October 12, 2021 the Company’s Board of Directors approved an amendment to the employment terms of the Company’s CEO. Pursuant to the amendment the CEO monthly gross salary increased to NIS 92,400 (or $28,607), effective as of July, 1 2021.

During 2021 the Company accounted for a bonus accrual to the CEO in the amount of $89 thousands.